Supplemental Cash Flow Information (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Satellites, property and other equipment	$ 29,234	$ 3,795	$ 9,515
Intangible assets	$ (3,263)	$ 3,635	$ (128)